Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues and other operating income:
Revenues	¥ 167,147	¥ 140,704	¥ 120,406
Other operating income	12,011	5,892	474
Total revenues and other operating income	179,158	146,596	120,880
Operating expenses:
Payment processing and licensing expenses	(29,589)	(29,781)	(28,742)
Employee compensation expenses	(42,469)	(39,445)	(35,572)
Marketing expenses	(15,477)	(11,833)	(16,596)
Infrastructure and communication expenses	(9,087)	(7,770)	(7,712)
Authentication and other service expenses	(24,906)	(14,394)	(12,133)
Depreciation and amortization expenses	(7,149)	(5,100)	(3,733)
Other operating expenses	(25,403)	(18,376)	(14,432)
Total operating expenses	(154,080)	(126,699)	(118,920)
Profit from operating activities	25,078	19,897	1,960
Finance income	257	87	71
Finance costs	(26)	(65)	(106)
Share of loss of associates and joint ventures	(6,321)	(833)	(205)
Loss on foreign currency transactions, net	(818)	(43)	(520)
Other non-operating income	1,963	9	157
Other non-operating expenses	(1,988)	(1,062)	(1,887)
(Loss)/profit before tax from continuing operations	18,145	17,990	(530)
Income tax benefits/(expenses)	(9,922)	(8,904)	146
(Loss)/profit for the year from continuing operations	8,223	9,086	(384)
Loss from discontinued operations, net of tax	(13)	(1,982)	(7,588)
(Loss)/profit for the year	8,210	7,104	(7,972)
Attributable to:
The shareholders of the Company	8,078	6,763	(7,582)
Non-controlling interests	132	341	(390)
(Loss)/profit for the year	¥ 8,210	¥ 7,104	¥ (7,972)
Earnings per share
Basic (loss)/profit for the year attributable to the shareholders of the Company	¥ 36.56	¥ 34.84	¥ (43.33)
Diluted (loss)/profit for the year attributable to the shareholders of the Company	34.01	31.48	(39.12)
Earnings per share from continuing operations
Basic profit from continuing operations attributable to the shareholders of the Company	36.62	45.05	0.04
Diluted profit from continuing operations attributable to the shareholders of the Company	34.06	40.70	0.03
Earnings per share from discontinued operations
Basic loss from discontinued operations attributable to the shareholders of the Company	(0.06)	(10.21)	(43.37)
Diluted loss from discontinued operations attributable to the shareholders of the Company	¥ (0.05)	¥ (9.22)	¥ (39.15)